Earnings per share (Detail) - PEN (S/) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Opening Balance	113,288	114,480	115,418
Sale of treasury stock		0	1
Purchase of treasury stock	(1,575)	(193)	(407)
Closing Balance	111,713	114,287	115,012
IFS's shareholders	S/ 1,932,470	S/ 1,300,078	S/ 1,072,728
Basic earnings per share attributable to IFS's shareholders (Soles)	S/ 17.299	S/ 11.376	S/ 9.327
Diluted earnings per share attributable to IFS's shareholders (Soles)	S/ 17.299	S/ 11.376	S/ 9.327
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	113,288	114,480	115,418
Sale of treasury stock		2	1
Purchase of treasury stock	(2,206)	(1,194)	(939)
Closing Balance	111,082	113,288	114,480
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	113,288	114,480	115,418
Sale of treasury stock		2	1
Purchase of treasury stock	(2,206)	(1,194)	(939)
Closing Balance	111,082	113,288	114,480